SHAREHOLDERS' EQUITY - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 01, 2020 $ / shares shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) item $ / shares shares	Sep. 30, 2020 shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2021 $ / shares shares	Jun. 09, 2021 $ / shares shares	Dec. 31, 2019 $ / shares shares	Nov. 22, 2019 $ / shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares authorized					180,000,000		180,000,000	900,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.001		$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued					11,839,304		11,275,788			34,795,313
Common stock, shares outstanding					11,839,304		11,275,788			34,795,313
Price per unit | $ / shares	$ 0.64
Number of common share per unit	1
Number of warrant per unit	1
Common share purchase warrants per unit	1								1
Warrant exercise price | $ / shares	$ 0.78								$ 7.55		$ 1.90
Warrants term	5 years								48 months
Proceeds from common share issuance, net | $					$ 832	$ 102	$ 9,611
Share issuance, net (in shares)	16,357,703		156,032
Number of shares issued to settle outstanding accounts payable		50,000
Outstanding accounts payable settled using shares issuance | $		$ 40
June Offering
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Proceeds from issuance of units | $			$ 300
Price per unit | $ / shares			$ 0.81
Number of common share per unit			1
Number of warrant per unit			0.50
Common share purchase warrants per unit			1
Warrant exercise price | $ / shares			$ 1.13
Warrants term			24 months
Proceeds from common share issuance, net | $			$ 102
Share issuance, net (in shares)			125,923
Number of surgeons to whom shares are issued | item			2
Common Stock
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares authorized							900,000,000			900,000,000
Common stock, shares issued							56,378,939
Common stock, shares outstanding							56,378,939
Share issuance, net (in shares)				25,184	171,032	25,184	16,483,626